Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
SMI 3Fourteen REAL Asset Allocation ETF
Shareholder Report [Line Items]
Fund Name	SMI 3Fourteen REAL Asset Allocation ETF
Class Name	SMI 3Fourteen REAL Asset Allocation ETF
Trading Symbol	RAA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SMI 3Fourteen REAL Asset Allocation ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.3fourteensmi.com/raa or (844) 328-3383.
Additional Information Phone Number	(844) 328-3383
Additional Information Website	www.3fourteensmi.com/raa
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen REAL Asset Allocation ETF	$40	0.77%¹
¹	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 589,244,986
Holdings Count | Holdings	185
Advisory Fees Paid, Amount	$ 2,141,298
Investment Company, Portfolio Turnover	85.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$589,244,986
Number of Holdings	185
Total Net Advisory Fee	$2,141,298
Portfolio Turnover Rate	85.85%

Holdings [Text Block]	Asset Allocation Equities - 41.12% Alternatives - 31.84% Fixed Income - 26.70%
Largest Holdings [Text Block]
Top 10 Holdings
BNY Mellon US Large Cap Core Equity ETF	9.96%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	6.97%
Schwab High Yield Bond ETF	5.98%
Vanguard International Corporate Bond Index	5.97%
Schwab Long-Term U.S. Treasury ETF	5.94%
iMGP DBi Managed Futures Strategy ETF	5.79%
iShares MSCI Emerging Markets ex China	4.00%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.98%
Sprott Physical Gold Trust	3.97%
Vanguard Small-Cap ETF	3.00%

SMI 3Fourteen Full-Cycle Trend ETF
Shareholder Report [Line Items]
Fund Name	SMI 3Fourteen Full-Cycle Trend ETF
Class Name	SMI 3Fourteen Full-Cycle Trend ETF
Trading Symbol	FCTE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SMI 3Fourteen Full-Cycle Trend ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.3fourteensmi.com/fcte or (844) 328-3383.
Additional Information Phone Number	(844) 328-3383
Additional Information Website	www.3fourteensmi.com/fcte
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen Full-Cycle Trend ETF	$46	0.85%¹
¹	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 244,268,718
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 955,576
Investment Company, Portfolio Turnover	194.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$244,268,718
Number of Holdings	20
Total Net Advisory Fee	$955,576
Portfolio Turnover Rate	194.58%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Apple, Inc.	5.07%
Jabil, Inc.	5.04%
Meta Platforms, Inc.	5.03%
Lockheed Martin Corp.	5.03%
Texas Pacific Land Corp.	5.02%
Microsoft Corp.	5.02%
Old Dominion Freight	5.02%
McKesson Corp.	5.02%
Hubbell, Inc.	5.01%
Lowe's Companies, Inc.	5.01%

[1]	Annualized.
[2]	Annualized.